UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22900

Blackstone Real Estate Income Fund

Exact Name of Registrant as Specified in Charter

345 Park Avenue

42nd Floor

New York, NY 10154

Address of Principal Executive Offices

Registrant’s telephone number, including area code: (212) 583-5000

Leon Volchyok

c/o Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

42nd Floor

New York, NY 10154

Name and Address of Agent for Service

With a Copy to:

Sarah E. Cogan, Esq.

Rajib Chanda, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Real Estate Income Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Value
Blackstone Real Estate Income Master Fund (“Master Fund”) — 103.3% (COST $603,528,274)	$609,592,970
Other Assets, less Liabilities — (3.3)%	(19,381,030)

Total Net Assets — 100.0%	$590,211,940

See Notes to Schedule of Investments.

Blackstone Real Estate Income Fund

Notes to Schedule of Investments

March 31, 2018 (Unaudited)

1. Organization

Blackstone Real Estate Income Fund (the “Feeder Fund I”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a continuously offered non-diversified, closed-end management investment company. The Feeder Fund I commenced investment operations on April 1, 2014. The Feeder Fund I’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments. The Feeder Fund I pursues its investment objective by investing substantially all of its assets in Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the 1940 Act as a closed-end management investment company with the same investment objective and substantially the same investment policies as the Feeder Fund I. The Master Fund consolidates a wholly-owned subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd. (the “Subsidiary” and together with the Master Fund, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Fund I is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Fund I supervises the conduct of the Consolidated Master Fund’s and the Feeder Fund I’s affairs and, pursuant to their investment management agreements, has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Fund I’s day-to-day investment activities and operations.

The Consolidated Master Fund’s Schedule of Investments, which are attached hereto, are an integral part of these Schedule of Investments and should be read in conjunction with the Feeder Fund I’s Schedule of Investments. At March 31, 2018, Feeder Fund I held an approximately 65% ownership interest in the Consolidated Master Fund.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Fund I.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Feeder Fund I is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The Feeder Fund I’s Schedule of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The preparation of Schedule of Investments in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Schedule of Investments and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Schedule of Investments are reasonable and prudent; however, actual results may differ from these estimates.

Investment in Consolidated Master Fund and Fair Value Measurement

The Feeder Fund I’s investment in the Consolidated Master Fund is recorded at fair value and is based upon the Feeder Fund I’s percentage ownership of the net assets of the Consolidated Master Fund. The performance of the Feeder Fund I is directly affected by the performance of the Consolidated Master Fund. See Note 2 to the Consolidated Master Fund’s Schedule of Investments for the determination of fair value of the Consolidated Master Fund’s investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value

LONG-TERM INVESTMENTS — 120.5%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 81.0%
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a),(b)	$9,264,000	$10,272,004
American Homes 4 Rent, Series 2014-SFR3, Class E, 6.42%, 12/17/36 (a),(b)	4,446,000	4,989,518
American Homes 4 Rent, Series 2015-SFR1, Class E, 5.64%, 04/17/52 (a),(b)	6,537,000	7,062,496
American Homes 4 Rent, Series 2015-SFR2, Class E, 6.07%, 10/17/45 (a),(c)	4,857,000	5,327,387
Banc of America Commercial Mortgage Trust, Series 2007-3, Class F, 5.58%, 06/10/49 (a),(c),(d)	1,922,000	1,957,695
Banc of America Commercial Mortgage Trust, Series 2005-5, Class F, 5.47%, 10/10/45 (a),(d)	702,073	710,450
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class F, 5.23%, 09/11/42 (a),(d)	1,328,000	1,311,049
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T18, Class G, 5.81%, 02/13/42 (a),(d)	1,278,000	1,267,230
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class D, 5.77%, 09/11/38 (a),(d)	1,862,459	1,150,249
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class B, 5.66%, 10/12/41 (a),(c),(d)	3,106,276	2,902,719
BHMS Mortgage Trust,
Series 2014-ATLS, Class DFL, 1 mo. USD LIBOR + 3.00%, 4.66%, 07/05/33 (a),(c),(d)	2,366,000	2,379,860
Series 2014-ATLS, Class DFX, 5.18%, 07/05/33 (a),(b),(d)	5,025,000	5,050,685
Series 2014-ATLS, Class EFL, 1 mo. USD LIBOR + 4.00%, 5.66%, 07/05/33 (a),(b),(d)	10,000,000	10,018,352
Series 2014-ATLS, Class EFX, 5.91%, 07/05/33 (a),(b),(d)	3,765,000	3,760,061
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class D, 3.00%, 06/15/50 (a)	5,577,000	4,022,942
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class D, 4.87%, 09/10/45 (a),(c),(d)	3,923,000	3,581,095
Series 2012-GC8, Class E, 4.87%, 09/10/45 (a),(c),(d)	6,296,926	4,999,815
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 4.45%, 04/10/46 (a),(c),(d)	2,824,000	2,607,137
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, 4.40%, 03/10/47 (a),(d)	100,000	75,265
Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.00%, 10/10/49 (a),(c)	1,008,000	785,405
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class D, 3.25%, 12/10/49 (a),(c)	1,208,000	939,750
Colony Starwood Homes Trust, Series 2016-1A, Class E, 1 mo. USD LIBOR + 4.15%, 5.96%, 07/17/33 (a),(d)	6,295,000	6,370,288
Commercial Mortgage Trust, Series 2006-CD3 SEQ, Class AJ, 5.69%, 10/15/48 (c)	10,269,000	4,832,837
Commercial Mortgage Trust, Series 2007-GG11, Class D, 6.21%, 12/10/49 (d)	1,438,102	1,430,970
Commercial Mortgage Trust, Series 2012-CR5, Class F, 4.32%, 12/10/45 (a),(b),(d)	7,007,595	5,303,742
Commercial Mortgage Trust, Series 2013-CR11, Class G, 4.27%, 08/10/50 (a),(c),(d)	21,428,233	7,265,887
Commercial Mortgage Trust,
Series 2013-CR8, Class D, 3.97%, 06/10/46 (a),(b),(d)	16,940,000	15,938,966
Series 2013-CR8, Class E, 3.97%, 06/10/46 (a),(b),(d)	9,423,992	7,003,598
Series 2013-CR8, Class F, 3.97%, 06/10/46 (a),(d)	2,877,000	1,716,218
Commercial Mortgage Trust, Series 2013-LC13, Class D, 5.09%, 08/10/46 (a),(c),(d)	2,218,000	2,134,962
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.76%, 02/10/47 (a),(c),(d)	1,012,000	941,544
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 5.39%, 08/15/31 (a),(c),(d)	16,273,270	15,238,018
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 6.24%, 08/15/31 (a),(c),(d)	10,487,328	8,938,957
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	4,395,000	3,441,622
Commercial Mortgage Trust, Series 2014-UBS6, Class E, 4.46%, 12/10/47 (a),(c),(d)	9,693,000	6,660,621
Commercial Mortgage Trust,
Series 2015-CR23, Class CMD, 3.68%, 05/10/48 (a),(c),(d)	19,957,000	19,703,117
Series 2015-CR23, Class CME, 3.68%, 05/10/48 (a),(c),(d)	15,044,000	14,563,367
Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.46%, 08/10/48 (b),(d)	6,434,000	5,110,807
Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.80%, 08/10/48 (c),(d)	1,243,000	1,018,664
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.49%, 10/10/48 (c),(d)	3,739,000	2,890,329
Commercial Mortgage Trust,
Series 2015-LC21, Class D, 4.31%, 07/10/48 (d)	1,409,000	1,170,653
Series 2015-LC21, Class E, 3.25%, 07/10/48 (a),(c)	5,936,000	3,575,357
Commercial Mortgage Trust, Series 2016-CD1, Class D, 2.77%, 08/10/49 (a),(c),(d)	1,456,000	1,113,954
Commercial Mortgage Trust, Series 2016-COR1, Class D, 3.39%, 10/10/49 (a),(b),(d)	8,294,000	6,438,853
Commercial Mortgage Trust, Series 2016-CR28, Class D, 3.90%, 02/10/49 (b),(d)	1,163,000	1,066,068
Commercial Mortgage Trust, Series 2016-DC2, Class D, 3.89%, 02/10/49 (a),(d)	877,000	672,366

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust, Series 2005-C6, Class G, 5.65%, 06/10/44 (a),(d)	$2,147,966	$1,290,312
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.69%, 10/10/47 (a)	2,548,000	1,884,814
Commercial Mortgage Trust, Series 2014-UBS6, Class D, 3.96%, 12/10/47 (a),(d)	658,000	546,839
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (a),(c)	12,398,000	7,767,244
Series 2015-CR22, Class F, 3.00%, 03/10/48 (a),(c)	7,294,000	3,868,837
CoreVest American Finance Trust, Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (a)	700,000	723,571
Tricon American Home Trust, Series 2017-SFR2, Class F, 5.10%, 01/17/36 (a),(c)	11,746,000	11,946,677
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class B, 5.57%, 01/15/49 (a),(d)	751,000	763,058
Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.25%, 06/15/39 (d)	55,198	44,159
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class G, 5.10%, 08/15/38 (a),(c),(d)	4,764,000	4,585,874
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39 (c)	6,451,546	5,225,962
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class UESC, 4.24%, 11/15/27 (a),(b),(d)	5,607,000	5,549,184
Series 2017-CX10, Class UESD, 4.24%, 11/15/27 (a),(b),(d)	15,195,500	14,525,685
FREMF Mortgage Trust, Series 2016-K60, Class D, 0.00%, 12/25/49 (a),(c)	80,743,797	33,167,267
FREMF Mortgage Trust, Series 2016-KF16, Class B, 1 mo. USD LIBOR + 6.64%, 8.31%, 03/25/26 (a),(b),(d)	1,644,907	1,782,051
FREMF Mortgage Trust, Series 2016-KF25, Class B, 1 mo. USD LIBOR + 5.00%, 6.67%, 09/25/23 (a),(b),(d)	4,064,688	4,302,397
FREMF Mortgage Trust, Series 2017-KGL1, Class BFL, 4.17%, 10/25/27 (a),(c),(d)	18,864,000	18,922,944
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.59%, 10/25/27 (a),(c),(d)	15,725,000	14,231,227
FREMF Mortgage Trust, Series 2018-K154, Class B, 4.02%, 11/25/32 (a),(d)	3,110,000	2,571,410
FREMF Mortgage Trust, Series 2018-KF42, Class B, 3.87%, 12/25/24 (a),(d)	1,863,930	1,865,316
FREMF Mortgage Trust, Series 2018-KF43, Class B, 3.82%, 01/25/28 (a),(d)	3,382,000	3,376,843
FREMF Mortgage Trust, Series 2018-KF44, Class B, 3.82%, 02/25/25 (a),(d)	2,330,000	2,332,036
GE Commercial Mortgage Corp., Series 2005-C4, Class AJ, 5.73%, 11/10/45 (c),(d)	4,274,352	4,335,487
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AJ, 5.35%, 11/10/45 (d)	851,617	769,370
GP Portfolio Trust, Series 2014-GPP, Class C, 1 mo. USD LIBOR + 2.20%, 3.98%, 02/15/27 (a),(d)	290,000	290,036
GRACE Mortgage Trust, Series 2014-GRCE, Class G, 3.59%, 06/10/28 (a),(c),(d)	9,295,000	9,055,487
GS Mortgage Securities Trust, Series 2006-CC1, Class A, 5.45%, 03/21/46 (a),(c),(d)	3,779,497	3,330,263
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (c)	2,297,000	658,281
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.83%, 08/10/45 (b),(d)	4,768,969	4,825,219
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.75%, 11/10/45 (a),(b),(d)	10,250,422	8,445,006
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D, 1 mo. USD LIBOR + 3.90%, 5.01%, 07/15/31 (a),(d)	2,943,139	2,954,314
Series 2014-GSFL, Class E, 1 mo. USD LIBOR + 5.95%, 5.01%, 07/15/31 (a),(b),(d)	17,136,000	17,134,682
GS Mortgage Securities Trust, Series 2017-SLP, Class E, 4.59%, 10/10/32 (a),(b),(d)	8,266,000	7,999,492
Hilton Orlando Trust,
Series 2018-ORL, Class E, 4.43%, 12/15/34 (a),(c),(d)	10,917,000	10,954,332
Series 2018-ORL, Class F, 5.43%, 12/15/34 (a),(c),(d)	8,110,000	8,145,845
Hilton USA Trust, Series 2016-HHV, Class F, 4.19%, 11/05/38 (a),(c),(d)	11,445,000	9,920,908
Hilton USA Trust, Series 2016-SFP, Class F, 6.16%, 11/05/35 (a)	5,573,000	5,571,909
InTown Hotel Portfolio Trust, Series 2018-STAY, Class E, 4.88%, 01/15/33 (a),(c),(d)	13,181,000	13,202,265
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-ASH8, Class E, 4.78%, 02/15/35 (a),(c),(d)	7,367,000	7,385,147
Series 2018-ASH8, Class F, 5.78%, 02/15/35 (a),(c),(d)	4,360,000	4,371,171
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP1, Class G, 5.82%, 03/15/46 (a),(d)	1,882,356	1,921,126
Series 2005-LDP1, Class H, 5.82%, 03/15/46 (a),(d)	1,264,167	1,054,387
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP5, Class G, 5.70%, 12/15/44 (a),(d)	1,328,000	1,338,186
Series 2005-LDP5, Class H, 5.70%, 12/15/44 (a),(d)	1,593,000	1,510,477
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class E, 5.49%, 05/15/45 (a),(d)	612,509	620,304
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 SEQ, Class AJ, 5.41%, 05/15/47 (c)	41,197,000	29,697,673
Series 2006-LDP9 SEQ, Class AM, 5.37%, 05/15/47 (c)	2,562,877	2,568,978
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.50%, 06/12/47 (b),(d)	11,884,846	9,877,576

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.46%, 01/15/49 (b),(d)	$1,850,609	$1,852,055
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class E, 3.25%, 04/15/46 (a),(c),(d)	4,728,280	3,392,206
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 1 mo. USD LIBOR + 4.50%, 6.28%, 07/15/36 (a),(b),(d)	30,786,000	30,882,265
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class D, 3.79%, 08/15/49 (a),(b),(d)	3,859,000	3,299,931
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.48%, 08/15/49 (a),(c),(d)	1,413,000	1,144,565
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class D, 3.46%, 12/15/49 (a),(c),(d)	4,056,000	3,275,452
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class D, 4.88%, 01/15/47 (a),(b),(d)	2,052,000	1,901,676
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class D, 4.12%, 08/15/48 (d)	213,000	167,167
Series 2015-C31, Class E, 4.62%, 08/15/48 (a),(c),(d)	4,661,000	2,926,630
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.10%, 12/15/49 (a),(c),(d)	1,305,000	1,033,500
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class J, 6.24%, 08/15/36 (a),(d)	676,345	682,798
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class H, 5.77%, 02/15/40 (a),(d)	1,062,000	1,054,792
Series 2005-C1, Class J, 6.01%, 02/15/40 (a),(d)	474,713	347,329
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class F, 6.39%, 03/15/39 (d)	2,695,206	2,619,206
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (b)	6,868,728	5,307,876
Lone Star Portfolio Trust,
Series 2015-LSP, Class A1A2, 1 mo. USD LIBOR + 1.80%, 3.58%, 09/15/28 (a),(d)	204,994	205,126
Series 2015-LSP, Class D, 1 mo. USD LIBOR + 4.00%, 5.78%, 09/15/28 (a),(d)	710,734	712,665
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (a),(c),(d)	3,258,000	2,958,976
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class F, 5.30%, 08/12/39 (a),(d)	242,880	77,807
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.60%, 07/12/38 (c),(d)	1,700,562	1,669,173
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 5.81%, 06/12/50 (c),(d)	8,222,000	2,607,196
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(c),(d)	3,886,363	2,946,768
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (b),(d)	4,411,578	3,366,511
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(b)	6,380,000	5,535,592
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class F, 4.08%, 07/15/46 (a),(b),(d)	6,162,459	4,003,269
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class E, 4.77%, 10/15/46 (a),(b),(d)	4,594,532	3,764,104
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class F, 4.25%, 02/15/46 (a),(b),(d)	10,844,953	8,241,122
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class E, 4.13%, 05/15/46 (a),(c),(d)	5,516,000	4,371,931
Series 2013-C9, Class F, 4.13%, 05/15/46 (c),(d)	4,590,168	3,382,399
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 4.89%, 04/15/47 (a),(c),(d)	4,000,000	3,020,699
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class E, 3.25%, 12/15/47 (a),(b)	4,731,000	2,845,441
Series 2014-C19, Class LNC3, 4.75%, 12/15/46 (a),(c)	6,307,367	6,475,975
Series 2014-C19, Class LNC4, 4.75%, 12/15/46 (a),(c)	6,658,544	6,628,819
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D, 2.70%, 11/15/52 (a)	688,000	504,079
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class J, 5.93%, 08/13/42 (a),(d)	758,139	752,909
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class F, 5.72%, 09/15/42 (a),(d)	2,373,982	2,330,621
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class F, 5.92%, 07/12/44 (c),(d)	3,482,359	2,532,675
Morgan Stanley Capital I Trust,
Series 2006-T23, Class D, 6.12%, 08/12/41 (a),(c),(d)	4,947,000	5,083,494
Series 2006-T23, Class E, 6.12%, 08/12/41 (a),(d)	1,328,000	1,238,348
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class D, 5.80%, 04/12/49 (c),(d)	952,859	952,257
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class B, 5.99%, 06/11/49 (a),(c),(d)	3,400,000	3,380,343
Morgan Stanley Capital I Trust, Series 2007-T27, Class E, 5.93%, 06/11/42 (a),(d)	349,148	39,396

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2016-UB11, Class D, 3.50%, 08/15/49 (a),(c),(d)	$2,077,000	$1,710,047
Morgan Stanley Capital I Trust, Series 2017-PRME, Class E, 1 mo. USD LIBOR + 4.50%, 6.28%, 02/15/34 (a),(b),(d)	13,101,000	13,186,513
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP3, Class E, 7.59%, 07/15/33 (a),(d)	787,685	828,651
Natixis Commercial Mortgage Securities Trust,
Series 2018-285M, Class E, 3.79%, 11/15/32 (a),(c),(d)	6,455,000	6,176,551
Series 2018-285M, Class F, 3.79%, 11/15/32 (a),(c),(d)	5,219,000	4,851,765
Natixis Commercial Mortgage Securities Trust, Series 2018-RIVA, Class E, 4.52%, 02/15/33 (a),(b),(d)	2,484,000	2,474,944
Natixis Commercial Mortgage Securities Trust, Series 2018-TECH, Class E, 3.80%, 11/15/34 (a),(d)	2,916,000	2,916,035
Progress Residential Trust, Series 2016-SFR1, Class E, 1 mo. USD LIBOR + 3.85%, 5.66%, 09/17/33 (a),(c),(d)	2,419,000	2,454,501
Progress Residential Trust,
Series 2017-SFR1, Class E, 4.26%, 08/17/34 (a)	1,935,000	1,935,323
Series 2017-SFR1, Class F, 5.35%, 08/17/34 (a)	1,980,000	2,036,081
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 4.84%, 10/10/48 (a),(c),(d)	1,477,000	1,252,171
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 4.92%, 11/11/34 (a),(b),(d)	12,535,000	12,567,853
VNO Mortgage Trust, Series 2016-350P, Class E, 3.90%, 01/10/35 (a),(c),(d)	7,306,000	6,784,626
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class C, 5.48%, 12/15/43 (c),(d)	3,776,000	3,780,261
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class D, 4.23%, 06/15/48 (c),(d)	4,072,000	3,502,373
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D, 3.14%, 12/15/59 (a),(b)	5,964,000	4,340,749
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.66%, 12/15/46 (a),(c),(d)	6,395,000	5,777,502
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class D, 3.91%, 09/15/57 (a),(d)	1,588,000	1,260,269
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.80%, 11/15/47 (a),(c),(d)	1,803,000	1,450,862
Worldwide Plaza Trust,
Series 2017-WWP, Class E, 3.60%, 11/10/36 (a),(b),(d)	4,527,000	4,071,974
Series 2017-WWP, Class F, 3.60%, 11/10/36 (a),(b),(d)	11,443,000	9,872,174

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $765,099,010)		761,670,925

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 15.7%
Credit Suisse European Mortgage Capital Ltd.,
Series 2015-1HWA, Class A, 3 mo. EURIBOR + 2.75%, 2.75%, 04/20/20 (a),(b),(d)	€101,468,173	124,476,928
Series 2015-1HWA, Class AX, 0.25%, 04/20/20 (a)	€101,468,173	355,203
Federal Home Loan Mortgage Corp., Series 2018-HQA1, Class B1, 6.20%, 09/25/30 (d)	$2,325,000	2,316,193
Federal National Mortgage Association, Series 2018-C01, Class 1B1, 5.42%, 07/25/30 (d)	2,210,000	2,179,009
Federal National Mortgage Association,
Series 2018-C02, Class 2B1, 5.87%, 08/25/30 (d)	5,429,000	5,321,021
Series 2018-C02, Class 2M2, 4.07%, 08/25/30 (d)	4,855,000	4,874,209
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class M1, 4.00%, 07/25/56 (a),(b),(d)	5,008,000	4,979,997
Series 2017-3, Class M2, 4.75%, 07/25/56 (a),(d)	3,067,000	3,033,452

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (COST $143,285,348)		147,536,012

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Commercial Mortgage Trust, Series 2010-C1, Class XWA, 1.92%, 07/10/46 (a),(b),(d)	1,190,324	41,084
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESX, 0.12%, 11/15/27 (a),(d)	92,814,500	522,156
FREMF Mortgage Trust,
Series 2016-K60, Class X2A, 0.10%, 12/25/49 (a)	853,326,353	4,535,003
Series 2016-K60, Class X2B, 0.10%, 12/25/49 (a)	218,008,797	1,220,675
GS Mortgage Securities Corp. II, Series 2017-SLP, Class XB, 0.46%, 10/10/32 (a),(c),(d)	63,444,000	1,261,184
Natixis Commercial Mortgage Securities Trust, Series 2018-TECH, Class XCP, 1.22%, 05/15/30 (a),(d)	51,541,000	1,128,191

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $8,709,719)		8,708,293

COLLATERALIZED DEBT OBLIGATIONS — 0.4%
Cress Ltd., Series 2008, Class F, 2.08%, 12/21/42 (d),(e)	13,325,542	378,978
Nomura CRE CDO Ltd.,
Series 2007-2A, Class C, 3 mo. USD LIBOR + .40%, 2.29%, 05/21/42 (a),(c),(d)	183,492	182,471

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Series 2007-2A, Class D, 3 mo. USD LIBOR + .45%, 2.34%, 05/21/42 (a),(c),(d)	$6,828,242	$3,317,058
Series 2007-2A, Class E, 3 mo. USD LIBOR + .50%, 2.39%, 05/21/42 (a),(d)	5,525,433	171,150
Series 2007-2A, Class F, 3 mo. USD LIBOR + .60%, 2.49%, 05/21/42 (a),(d)	7,527,862	7,340

TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $3,970,415)		4,056,997

MEZZANINE DEBT — 16.0%
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.37%, 07/05/33 (a),(c),(d)	23,003,000	22,753,808
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class MZ, 8.21%, 04/10/28 (a),(c)	102,500,000	107,654,479
Simply Self Storage, Mezzanine Loan, Fixed + 6.250%, 6.25%, 09/06/21	19,710,000	19,736,609

TOTAL MEZZANINE DEBT (COST $145,647,755)		150,144,896

BANK LOAN — 1.1%
Boyne USA, Inc., Bridge 2nd Lien Term Loan, 0.00%, 03/20/19	7,078,000	0
Casablanca US Holdings, Inc., 3 mo. LIBOR + 9.000%, 10.77%, 03/15/25	3,497,000	3,537,799
Invitation Homes Operating Partnership LP, Term Loan A, 0.00%, 02/06/22	6,742,000	6,586,091

TOTAL BANK LOAN (COST $10,008,499)		10,123,890

HIGH YIELD BONDS & NOTES — 4.2%
CPUK Finance Ltd.,
4.25%, 02/28/47 (f)	£22,125,000	31,147,761
4.88%, 02/28/47 (f)	£2,614,000	3,679,289
Diamond Resorts International, Inc., 7.75%, 09/01/23 (a),(c)	$3,963,000	4,306,493

TOTAL HIGH YIELD BONDS & NOTES (COST $35,964,030)		39,133,543

CORPORATE BONDS & NOTES — 0.6%
Boyne USA, Inc., 7.25%, 05/01/25 (a)	5,172,000	5,307,817

TOTAL CORPORATE BONDS & NOTES (COST $5,172,000)		5,307,817

	Shares	Value
COMMON STOCK — 0.6%
Diversified Financials — 0.6%
TPG RE Finance Trust, Inc.	311,728	6,200,270

TOTAL COMMON STOCK (COST $6,234,560)		6,200,270

TOTAL LONG-TERM INVESTMENTS (COST $1,124,091,336)		1,132,882,643

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.9%
MONEY MARKET FUND — 3.9%
JP Morgan U.S. Treasury Money Market Plus Fund, Institutional Class, 1.57% (g)	$36,522,668	36,522,668

TOTAL SHORT-TERM INVESTMENTS (COST $36,522,668)		36,522,668

TOTAL INVESTMENTS IN SECURITIES — 124.4% (COST $1,160,614,004)		1,169,405,311

SECURITIES SOLD SHORT — (20.3)%
FOREIGN GOVERNMENT OBLIGATIONS — (2.6)%
United Kingdom Gilt, 0.50%, 07/22/22	£15,700,000	(21,577,318)
United Kingdom Gilt, 2.00%, 09/07/25	£2,091,000	(3,105,060)

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (PROCEEDS $22,983,070)		(24,682,378)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
U.S. TREASURY NOTES — (17.7)%
U.S. Treasury Notes, 1.25%, 03/31/21	$11,000,000	$(10,639,062)
U.S. Treasury Notes, 1.25%, 10/31/21	24,500,000	(23,487,462)
U.S. Treasury Notes, 1.88%, 09/30/22	5,000,000	(4,860,547)
U.S. Treasury Notes, 2.00%, 11/15/26	20,000,000	(18,875,000)
U.S. Treasury Notes, 2.00%, 10/31/22	25,000,000	(24,421,875)
U.S. Treasury Notes, 2.13%, 11/30/24	7,000,000	(6,767,032)
U.S. Treasury Notes, 2.25%, 12/31/24	5,000,000	(4,868,750)
U.S. Treasury Notes, 2.25%, 02/15/21	6,000,000	(5,979,375)
U.S. Treasury Notes, 2.25%, 08/15/27	69,500,000	(66,676,562)

TOTAL U.S. TREASURY NOTES (PROCEEDS $170,431,222)		(166,575,665)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $193,414,292)		(191,258,043)

Other Assets and Liabilities (h) — (4.1)%		(38,060,591)

Net Assets — 100.0%		$940,086,677

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(b)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2018.
(e)	Security is valued using significant unobservable inputs.
(f)	Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(g)	Rate disclosed, the seven-day net yield, is as of March 31, 2018.
(h)	Assets, other than investments in securities, less liabilities other than securities sold short.

Reverse Repurchase Agreements Outstanding at March 31, 2018

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.88%	02/09/18	04/17/18	$3,462,000	$3,476,125
Morgan Stanley Bank, N.A.	2.74%	03/21/18	04/23/18	12,284,000	12,294,302
Morgan Stanley Bank, N.A.	2.84%	02/15/18	05/15/18	13,777,000	13,825,887
Morgan Stanley Bank, N.A.	2.89%	02/21/18	05/21/18	5,956,000	5,974,661
Morgan Stanley Bank, N.A.	2.90%	02/16/18	05/16/18	2,527,000	2,535,957
Morgan Stanley Bank, N.A.	2.98%	03/06/18	06/06/18	4,649,000	4,658,990
Morgan Stanley Bank, N.A.	2.98%	03/06/18	06/06/18	4,170,000	4,178,960
Morgan Stanley Bank, N.A.	2.98%	01/17/18	04/17/18	11,886,000	11,958,841
Morgan Stanley Bank, N.A.	3.02%	03/05/18	06/05/18	2,101,000	2,105,766
RBC (Barbados) Trading Bank Corporation	2.55%	02/16/18	05/16/18	41,000	41,128
RBC (Barbados) Trading Bank Corporation	2.84%	02/15/18	05/16/18	10,634,000	10,671,734
RBC (Barbados) Trading Bank Corporation	2.88%	12/15/17	04/17/18	3,589,000	3,619,768
RBC (Barbados) Trading Bank Corporation	2.94%	02/15/18	05/16/18	2,424,000	2,432,904
RBC (Barbados) Trading Bank Corporation	2.97%	01/24/18	04/24/18	4,873,000	4,899,902
RBC (Barbados) Trading Bank Corporation	2.99%	02/21/18	05/21/18	8,384,000	8,411,177
RBC (Barbados) Trading Bank Corporation	3.03%	03/12/18	06/06/18	1,487,000	1,489,499
RBC (Barbados) Trading Bank Corporation	3.03%	03/06/18	06/06/18	3,012,000	3,018,581
RBC (Barbados) Trading Bank Corporation	3.03%	03/06/18	06/06/18	4,236,000	4,245,255
RBC (Barbados) Trading Bank Corporation	3.03%	03/06/18	06/06/18	3,489,000	3,496,623
RBC (Barbados) Trading Bank Corporation	3.03%	03/06/18	06/06/18	849,000	850,855
RBC (Barbados) Trading Bank Corporation	3.03%	03/06/18	06/06/18	6,730,000	6,744,704
RBC (Barbados) Trading Bank Corporation	3.05%	02/16/18	05/16/18	10,007,000	10,044,304
RBC (Barbados) Trading Bank Corporation	3.06%	01/18/18	06/15/18	4,772,000	4,801,569

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
RBC (Barbados) Trading Bank Corporation	3.08%	03/06/18	06/06/18	$2,139,000	$2,143,751
RBC (Barbados) Trading Bank Corporation	3.09%	02/21/18	05/21/18	4,121,000	4,134,805
RBC (Barbados) Trading Bank Corporation	3.16%	03/14/18	06/13/18	3,741,000	3,746,905
RBC (Barbados) Trading Bank Corporation	3.18%	03/06/18	06/06/18	3,531,000	3,539,097
RBC (Barbados) Trading Bank Corporation	3.18%	03/19/18	06/19/18	10,103,000	10,114,592
RBC (Barbados) Trading Bank Corporation	3.26%	03/14/18	06/13/18	6,462,000	6,472,522
RBC (Barbados) Trading Bank Corporation	3.26%	03/14/18	06/13/18	2,844,000	2,848,631
RBC (Barbados) Trading Bank Corporation	3.50%	03/29/18	09/28/18	25,768,000	25,775,522
RBC Europe Limited	0.90%	03/23/18	09/21/18	42,611,695	42,429,883
RBC Europe Limited	0.93%	03/21/18	09/21/18	63,545,544	63,755,298
Royal Bank of Canada	2.88%	02/20/18	05/21/18	3,331,000	3,341,677
Royal Bank of Canada	2.90%	10/20/17	04/20/18	2,739,000	2,774,971
Royal Bank of Canada	2.93%	02/20/18	05/21/18	4,095,000	4,108,354
Royal Bank of Canada	2.98%	02/20/18	05/21/18	7,850,000	7,876,035
Royal Bank of Canada	3.08%	02/08/18	05/18/18	1,283,000	1,288,713
Royal Bank of Canada	3.13%	12/06/17	05/18/18	3,224,000	3,256,546
Royal Bank of Canada	3.13%	05/19/17	05/18/18	5,706,000	5,863,410
Royal Bank of Canada	3.35%	03/22/18	06/22/18	5,615,000	5,620,222
Royal Bank of Canada	3.35%	03/22/18	06/22/18	8,179,000	8,186,607

Total Reverse Repurchase Agreements Outstanding				$332,227,239	$333,055,033

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2018

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	102,027,000	USD	123,197,459	Citibank, N.A.	04/30/18	$2,548,778
EUR	3,057,416	USD	3,862,036	Citibank, N.A.	10/04/18	(46,593)
GBP	2,690,000	USD	3,584,800	Citibank, N.A.	06/18/18	201,473
USD	140,698,371	EUR	115,527,000	Citibank, N.A.	04/30/18	(1,686,346)
USD	3,673,180	EUR	3,057,416	Citibank, N.A.	10/04/18	(142,264)
USD	12,500,171	GBP	9,580,310	Citibank, N.A.	06/18/18	(984,465)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(109,417)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2018

Reference Obligation	Consolidated Master Fund Fixed/Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	(5.00)%	1M	5/11/2063	Goldman Sachs International	503,830 USD	$120,096	$109,566	$10,530
CMBX.NA.BB.6	(5.00)%	1M	5/11/2063	Goldman Sachs International	6,992,000 USD	1,666,660	1,436,755	229,905
CMBX.NA.BB.6	(5.00)%	1M	5/11/2063	Merrill Lynch Capital Services, Inc.	3,770,390 USD	898,735	40,073	858,662
CMBX.NA.BB.6	(5.00)%	1M	5/11/2063	Morgan Stanley Capital Services LLC	7,540,780 USD	1,797,471	(99,429)	1,896,900
CMBX.NA.BB.6	(5.00)%	1M	5/11/2063	Morgan Stanley Capital Services LLC	7,660,000 USD	1,825,889	738,967	1,086,922
CMBX.NA.BBB-7	(3.00)%	1M	1/17/2047	Goldman Sachs International	1,385,320 USD	160,974	140,267	20,707
CMBX.NA.BBB-7	(3.00)%	1M	1/17/2047	Goldman Sachs International	4,956,000 USD	575,887	531,386	44,501
CMBX.NA.BBB-7	(3.00)%	1M	1/17/2047	Goldman Sachs International	7,433,000 USD	863,715	783,778	79,937
CMBX.NA.BBB-7	(3.00)%	1M	1/17/2047	Goldman Sachs International	7,433,000 USD	863,715	808,161	55,554

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Reference Obligation	Consolidated Master Fund Fixed/Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.7	(5.00)%	1M	1/17/2047	Morgan Stanley Capital Services LLC	8,302,000 USD	$1,591,217	$1,625,094	$(33,877)
CMBX.NA.BBB-8	(3.00)%	1M	10/17/2057	Credit Suisse International	1,301,000 USD	197,882	162,462	35,420
CMBX.NA.BBB-8	(3.00)%	1M	10/17/2057	Credit Suisse International	2,678,000 USD	407,324	372,038	35,286
CMBX.NA.BBB-9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,168,000 USD	150,691	149,132	1,559
CMBX.NA.BBB-9	(3.00)%	1M	9/17/2058	JP Morgan Securities LLC	2,423,000 USD	312,809	203,249	109,560
CMBX.NA.BBB-10	(3.00)%	1M	11/17/2059	Credit Suisse International	35,000 USD	3,871	2,318	1,553
CMBX.NA.BBB-10	(3.00)%	1M	11/17/2059	Credit Suisse International	1,110,000 USD	122,766	104,095	18,671
CMBX.NA.BBB-10	(3.00)%	1M	11/17/2059	Credit Suisse International	1,110,000 USD	122,766	103,368	19,398
CMBX.NA.BBB-10	(3.00)%	1M	11/17/2059	Credit Suisse International	3,600,000 USD	398,160	410,085	(11,925)
CMBX.NA.BBB-10	(3.00)%	1M	11/17/2059	Goldman Sachs International	1,110,000 USD	122,766	109,340	13,426
CMBX.NA.BBB-10	(3.00)%	1M	11/17/2059	JP Morgan Securities LLC	1,104,000 USD	122,102	79,994	42,108
CMBX.NA.BBB-10	(3.00)%	1M	11/17/2059	JP Morgan Securities LLC	1,104,000 USD	122,102	78,352	43,750
CMBX.NA.BBB-10	(3.00)%	1M	11/17/2059	JP Morgan Securities LLC	2,208,000 USD	244,205	149,460	94,745
CMBX.NA.BBB-10	(3.00)%	1M	11/17/2059	JP Morgan Securities LLC	2,220,000 USD	245,532	239,484	6,048
CMBX.NA.BBB-10	(3.00)%	1M	11/17/2059	JP Morgan Securities LLC	2,220,000 USD	245,532	243,248	2,284
CMBX.NA.BBB-10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	665,000 USD	73,549	66,595	6,954
CMBX.NA.BBB-10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	1,095,000 USD	121,107	80,965	40,142
CMBX.NA.BBB-10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	3,513,000 USD	388,538	382,667	5,871
CMBX.NA.BBB-11	(3.00)%	1M	11/18/2054	Citigroup Global Markets, Inc.	1,261,000 USD	140,854	113,344	27,510
CMBX.NA.BBB-11	(3.00)%	1M	11/18/2054	Credit Suisse International	962,000 USD	107,455	92,409	15,046
CMBX.NA.BBB-11	(3.00)%	1M	11/18/2054	Goldman Sachs International	3,684,000 USD	411,503	360,112	51,391
CMBX.NA.BBB-11	(3.00)%	1M	11/18/2054	JP Morgan Securities LLC	962,000 USD	107,455	87,886	19,569

Total OTC Credit Default Swaps on Index (Buy Protection)						$14,533,328	$9,705,221	$4,828,107

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2018

Reference Obligation	Rating	Consolidated Master Fund Fixed/Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	11,914,165 USD	$(2,140,399)	$(1,891,456)	$(248,943)
CMBX.NA.AA.4	AA	1.65%	1M	2/17/2051	Goldman Sachs International	6,356,272 USD	(2,490,296)	(2,762,846)	272,550

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed/Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	BB	5.00%	1M	5/11/2063	Merrill Lynch Capital Services, Inc.	4,420,000 USD	$(1,053,581)	$(515,784)	$(537,797)
CMBX.NA.BB.6	BB	5.00%	1M	5/11/2063	Merrill Lynch Capital Services, Inc.	4,487,000 USD	(1,069,551)	(446,975)	(622,576)
CMBX.NA.BB.6	BB	5.00%	1M	5/11/2063	Morgan Stanley Capital Services LLC	3,073,000 USD	(732,501)	(20,980)	(711,521)
CMBX.NA.BB.6	BB	5.00%	1M	5/11/2063	Morgan Stanley Capital Services LLC	4,487,000 USD	(1,069,551)	(446,975)	(622,576)
CMBX.NA.BB.6	BB	5.00%	1M	5/11/2063	Morgan Stanley Capital Services LLC	10,000,000 USD	(2,383,667)	247,730	(2,631,397)
CMBX.NA.BB.7	BB	5.00%	1M	1/17/2047	Citibank, N.A.	57,890 USD	(11,096)	(2,002)	(9,094)
CMBX.NA.BB.7	BB	5.00%	1M	1/17/2047	Citibank, N.A.	2,956,110 USD	(566,588)	(73,687)	(492,901)
CMBX.NA.BB.7	BB	5.00%	1M	1/17/2047	Citibank, N.A.	4,439,000 USD	(850,808)	(77,924)	(772,884)
CMBX.NA.BB.7	BB	5.00%	1M	1/17/2047	Morgan Stanley Capital Services LLC	849,000 USD	(162,725)	(475)	(162,250)
CMBX.NA.BBB-7	BBB	3.00%	1M	1/17/2047	Citibank, N.A.	4,425,510 USD	(514,244)	(135,536)	(378,708)
CMBX.NA.BBB-7	BBB	3.00%	1M	1/17/2047	Citigroup Global Markets, Inc.	4,186,000 USD	(486,413)	(196,838)	(289,575)
CMBX.NA.BBB-7	BBB	3.00%	1M	1/17/2047	Goldman Sachs International	1,992,000 USD	(231,470)	(178,750)	(52,720)
CMBX.NA.BBB-7	BBB	3.00%	1M	1/17/2047	Goldman Sachs International	5,142,000 USD	(597,500)	(263,001)	(334,499)
CMBX.NA.BBB-7	BBB	3.00%	1M	1/17/2047	Goldman Sachs International	5,461,810 USD	(634,662)	(773,515)	138,853
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	1,410,000 USD	(214,461)	(192,799)	(21,662)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	1,410,000 USD	(214,461)	(170,230)	(44,231)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	705,000 USD	(107,230)	(98,803)	(8,427)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	1,078,000 USD	(163,964)	(161,189)	(2,775)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	1,317,000 USD	(200,316)	(190,419)	(9,897)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	1,540,000 USD	(234,234)	(195,411)	(38,823)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Credit Suisse International	4,047,000 USD	(615,549)	(567,480)	(48,069)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	1,340,000 USD	(203,814)	(194,722)	(9,092)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	1,538,000 USD	(233,930)	(227,719)	(6,211)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Goldman Sachs International	2,448,000 USD	(372,341)	(354,384)	(17,957)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	JP Morgan Securities LLC	1,167,000 USD	(177,501)	(174,786)	(2,715)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	JP Morgan Securities LLC	1,213,000 USD	(184,497)	(182,674)	(1,823)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	JP Morgan Securities LLC	1,948,000 USD	(296,291)	(287,253)	(9,038)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	JP Morgan Securities LLC	2,819,000 USD	(428,770)	(396,443)	(32,327)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	960,000 USD	(146,016)	(144,973)	(1,043)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed/Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,155,000 USD	$(175,676)	$(173,526)	$(2,150)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,304,000 USD	(198,338)	(203,631)	5,293
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	1,132,000 USD	(172,177)	(176,746)	4,569
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	1,179,000 USD	(179,326)	(176,491)	(2,835)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	1,309,000 USD	(199,099)	(198,425)	(674)
CMBX.NA.BBB-8	BBB	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	2,597,000 USD	(395,004)	(312,892)	(82,112)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	1,050,000 USD	(135,468)	(135,185)	(283)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	1,328,000 USD	(171,445)	(163,170)	(8,275)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	1,328,000 USD	(171,445)	(165,322)	(6,123)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	1,703,000 USD	(219,857)	(196,731)	(23,126)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	2,680,000 USD	(345,988)	(272,329)	(73,659)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	2,698,000 USD	(348,312)	(255,357)	(92,955)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	Credit Suisse International	3,064,000 USD	(395,562)	(266,222)	(129,340)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	JP Morgan Securities LLC	1,032,000 USD	(133,145)	(131,217)	(1,928)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	JP Morgan Securities LLC	1,062,000 USD	(137,104)	(130,045)	(7,059)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	JP Morgan Securities LLC	1,113,000 USD	(143,688)	(139,301)	(4,387)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	JP Morgan Securities LLC	1,410,000 USD	(182,031)	(112,705)	(69,326)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	JP Morgan Securities LLC	1,567,000 USD	(202,300)	(137,679)	(64,621)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	JP Morgan Securities LLC	1,607,000 USD	(207,464)	(153,638)	(53,826)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	Goldman Sachs International	1,213,000 USD	(156,598)	(133,912)	(22,686)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	Goldman Sachs International	1,328,000 USD	(171,445)	(166,039)	(5,406)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	Goldman Sachs International	1,432,000 USD	(184,871)	(148,405)	(36,466)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	Goldman Sachs International	1,530,000 USD	(197,523)	(136,586)	(60,937)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	Goldman Sachs International	2,231,000 USD	(288,022)	(235,376)	(52,646)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	Goldman Sachs International	2,377,000 USD	(306,871)	(249,040)	(57,831)
CMBX.NA.BBB-9	BBB	3.00%	1M	9/17/2058	Morgan Stanley Capital Services LLC	952,000 USD	(122,903)	(112,492)	(10,411)
CMBX.NA.BBB-10	BBB	3.00%	1M	11/17/2059	Credit Suisse International	3,600,000 USD	(398,160)	(358,807)	(39,353)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed/Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-10	BBB	3.00%	1M	11/17/2059	JP Morgan Securities LLC	1,128,000 USD	$(124,757)	$(78,886)	$(45,871)
CMBX.NA.BBB-10	BBB	3.00%	1M	11/17/2059	JP Morgan Securities LLC	1,128,000 USD	(124,757)	(76,692)	(48,065)
CMBX.NA.BBB-10	BBB	3.00%	1M	11/17/2059	JP Morgan Securities LLC	1,514,000 USD	(167,448)	(110,190)	(57,258)
CMBX.NA.BBB-10	BBB	3.00%	1M	11/17/2059	JP Morgan Securities LLC	1,594,000 USD	(176,296)	(133,116)	(43,180)
CMBX.NA.BBB-10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	757,000 USD	(83,724)	(56,567)	(27,157)
CMBX.NA.BBB-10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	1,077,000 USD	(119,116)	(108,830)	(10,286)
CMBX.NA.BBB-10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	1,410,000 USD	(155,946)	(118,399)	(37,547)
CMBX.NA.BBB-10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	1,547,000 USD	(171,098)	(137,313)	(33,785)
CMBX.NA.BBB-10	BBB	3.00%	1M	11/17/2059	Goldman Sachs International	2,430,000 USD	(268,758)	(220,959)	(47,799)
CMBX.NA.BBB-10	BBB	3.00%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	1,396,000 USD	(154,398)	(97,103)	(57,295)
CMBX.NA.BBB-10	BBB	3.00%	1M	11/17/2059	Morgan Stanley Capital Services LLC	3,513,000 USD	(388,538)	(360,232)	(28,306)
CMBX.NA.BBB-11	BBB	3.00%	1M	11/18/2054	Citigroup Global Markets, Inc.	1,232,000 USD	(137,614)	(82,441)	(55,173)
CMBX.NA.BBB-11	BBB	3.00%	1M	11/18/2054	Credit Suisse International	664,000 USD	(74,169)	(60,131)	(14,038)
CMBX.NA.BBB-11	BBB	3.00%	1M	11/18/2054	JP Morgan Securities LLC	1,289,000 USD	(143,981)	(86,083)	(57,898)
CMBX.NA.BBB-11	BBB	3.00%	1M	11/18/2054	JP Morgan Securities LLC	3,684,000 USD	(411,503)	(358,988)	(52,515)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(27,430,352)	$(18,205,498)	$(9,224,854)

(a)	The maximum potential amount the Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at March 31, 2018

Reference Obligation	Consolidated Master Fund Fixed/Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kohl’s Corp.	(1.00)%	3M	12/20/2022	JPMorgan Chase Bank, N.A.	19,980,000 USD	$195,288	$1,016,877	$(821,589)
Kohl’s Corp.	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	6,826,000 USD	66,719	440,355	(373,636)
Kroger Co.	(1.00)%	3M	12/20/2022	Goldman Sachs International	32,849,000 USD	(110,064)	93,288	(203,352)
Macy’s Retail Holdings, Inc.	(1.00)%	3M	12/20/2022	Goldman Sachs International	6,577,000 USD	225,074	613,564	(388,490)
Macy’s Retail Holdings, Inc.	(1.00)%	3M	12/20/2022	JPMorgan Chase Bank, N.A.	6,577,000 USD	225,075	665,418	(440,343)
Macy’s Retail Holdings, Inc.	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	10,239,000 USD	350,393	1,181,783	(831,390)
Target Corp.	(1.00)%	3M	12/20/2022	Goldman Sachs International	17,066,000 USD	(439,155)	(378,017)	(61,138)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$513,330	$3,633,268	$(3,119,938)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

OTC Total Return Swaps Outstanding at March 31, 2018

Reference Instrument	Maturity Date	Payment Frequency	Counterparty	Financing Rate	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
A&O Hotels & Hostels Holdings AG	2/19/2024	3M	Citibank, N.A.	E + 1.60%(a)	15,290,000 EUR	$129,343	$—	$129,343
Casablanca US Holdings, Inc.	3/31/2024	3M	Citibank, N.A.	L + 1.60%(b)	825,744 USD	4,129	—	4,129
Casablanca US Holdings, Inc.	3/31/2024	3M	Citibank, N.A.	L + 1.60%(b)	1,033,173 USD	(1,292)	—	(1,292)
Casablanca US Holdings, Inc.	3/31/2024	3M	Citibank, N.A.	L + 1.60%(b)	2,093,143 USD	7,849	—	7,849
Casablanca US Holdings, Inc.	3/31/2024	3M	Citibank, N.A.	L + 1.60%(b)	2,313,317 USD	—	—	—
Casablanca US Holdings, Inc.	3/31/2024	3M	Citibank, N.A.	L + 1.60%(b)	2,475,497 USD	9,283	—	9,283
Casablanca US Holdings, Inc.	3/31/2024	3M	Citibank, N.A.	L + 1.60%(b)	2,556,135 USD	(6,390)	—	(6,390)
Casablanca US Holdings, Inc.	3/31/2025	3M	Bank of America, N.A.	L + 1.50%(b)	10,000,000 USD	466,667	—	466,667
Casablanca US Holdings, Inc.	3/31/2024	3M	Citibank, N.A.	L + 1.60%(b)	42,805,620 USD	1,284,169	—	1,284,169
Diamond Resorts International, Inc.	9/04/2023	1M	Citibank, N.A.	L + 1.60%(c)	785,000 USD	(1,922)	—	(1,922)
Diamond Resorts International, Inc.	9/04/2023	1M	Citibank, N.A.	L + 1.60%(c)	23,576,960 USD	885,362	—	885,362
Parkdean Resorts Holdco Limited	2/09/2024	1M	Citibank, N.A.	L + 1.60%(c)	1,173,000 GBP	(12,754)	—	(12,754)
Parkdean Resorts Holdco Limited	2/09/2024	1M	Citibank, N.A.	L + 1.60%(c)	5,113,686 GBP	(55,602)	—	(55,602)
Parkdean Resorts Holdco Limited	2/09/2024	1M	Citibank, N.A.	L + 1.60%(c)	12,955,706 GBP	(140,871)	—	(140,871)
QCP SNF West REIT LLC	10/31/2022	1M	Citibank, N.A.	L + 1.60%(c)	399,975 USD	250	—	250
QCP SNF West REIT LLC	10/31/2022	1M	Citibank, N.A.	L + 1.60%(c)	1,411,427 USD	(882)	—	(882)
QCP SNF West REIT LLC	10/31/2022	1M	Citibank, N.A.	L + 1.60%(c)	2,992,424 USD	(5,611)	—	(5,611)
QCP SNF West REIT LLC	10/31/2022	1M	Citibank, N.A.	L + 1.60%(c)	4,237,544 USD	(2,649)	—	(2,649)
QCP SNF West REIT LLC	10/31/2022	1M	Citibank, N.A.	L + 1.60%(c)	4,310,088 USD	(8,081)	—	(8,081)
QCP SNF West REIT LLC	10/31/2022	1M	Citibank, N.A.	L + 1.60%(c)	7,122,967 USD	(13,356)	—	(13,356)
QCP SNF West REIT LLC	10/31/2022	1M	Citibank, N.A.	L + 1.60%(c)	16,501,125 USD	484,721	—	484,721

Total OTC Total Return Swaps Outstanding						$3,022,363	$—	$3,022,363

(a)	E= 3 month EURIBOR
(b)	L= 3 month LIBOR
(c)	L= 1 month LIBOR

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2018

Consolidated Master Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.86%	3M	10/8/2023	Citibank, N.A.	75,000,000 USD	$2,932,809	$—	$2,932,809
Receives	Three-Month Libor	2.03%	3M	5/20/2021	Citibank, N.A.	100,000,000 USD	1,312,987	—	1,312,987
Receives	Three-Month Libor	2.19%	3M	7/10/2024	Citibank, N.A.	49,000,000 USD	1,470,603	—	1,470,603
Receives	Three-Month Libor	2.25%	3M	7/10/2025	Citibank, N.A.	55,000,000 USD	1,715,718	—	1,715,718

Total Centrally Cleared Interest Rate Swaps Outstanding							$7,432,117	$—	$7,432,117

Abbreviation Legend:
1M	Monthly
3M	Quarterly
EURIBOR	Euro Interbank Offered Rate
Currency Legend
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments

For the Period Ended March 31, 2018 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd., a wholly-owned subsidiary (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The Master Fund consolidates the Subsidiary in accordance with the consolidation policy discussed in Note 2. The Master Fund and Subsidiary are herein referred to collectively as the “Consolidated Master Fund”.

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Funds supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Consolidated Master Fund.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Consolidated Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The Consolidated Master Fund is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Consolidated Schedule of Investments and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Consolidated Schedule of Investments is reasonable and prudent; however, actual results may differ from these estimates.

Consolidation

The Master Fund consolidates its investment in the Subsidiary. Accordingly, the Consolidated Schedule of Investments include the assets and liabilities and the results of operations of the Subsidiary listed above. All intercompany balances have been eliminated.

Fair Value of Financial Instruments

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines the fair value as the price that Consolidated Master Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

Valuation techniques and availability of observable inputs can vary from investment to investment and are affected by a variety of factors including the type of investment and the characteristics specific to the investment and the state of the market place, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

•	Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. The Investment Manager, values its investments, in good faith, using valuation techniques applied on a consistent basis. The determination of fair value is based on the best available information in the circumstances and may incorporate the Investment Mangers’ own assumptions and involves significant degree of judgment, taking into consideration a combination of internal and external factors. Due to the inherent uncertainty of these estimates, the estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended March 31, 2018 (Unaudited)

The following table summarizes the Consolidated Master Fund’s assets and liabilities measured at fair value at March 31, 2018:

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Commercial Mortgage-Backed Securities	$—	$761,670,925	$—	$761,670,925
Residential Mortgage-Backed Securities	—	147,536,012	—	147,536,012
Interest Only Commercial Mortgage-Backed Securities	—	8,708,293	—	8,708,293
Collateralized Debt Obligations	—	3,678,019	378,978	4,056,997
Mezzanine Debt	—	150,144,896	—	150,144,896
Bank Loan	—	10,123,890	—	10,123,890
High Yield Bonds & Notes	—	39,133,543	—	39,133,543
Corporate Bonds & Notes	—	5,307,817	—	5,307,817
Common Stock	6,200,270	—	—	6,200,270
Money Market Fund	36,522,668	—	—	36,522,668
Total Investments in Securities	$42,722,938	$1,126,303,395	$378,978	$1,169,405,311
Forward Foreign Currency Exchange Contracts(a)	—	2,750,251	—	2,750,251
Credit Default Swap Contracts	—	15,595,877	—	15,595,877
Total Return Swap Contracts(a)	—	3,271,773	—	3,271,773
Interest Rate Swap Contracts	—	7,432,117	—	7,432,117
Total Assets	$42,722,938	$1,155,353,413	$378,978	$1,198,455,329

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Foreign Government Obligations	$—	$24,682,378	$—	$24,682,378
U.S. Treasury Notes	—	166,575,665	—	166,575,665
Total Securities Sold Short	—	191,258,043	—	191,258,043
Reverse Repurchase Agreements	—	333,055,033	—	333,055,033
Forward Foreign Currency Exchange Contracts(a)	—	2,859,668	—	2,859,668
Credit Default Swap Contracts	—	27,979,571	—	27,979,571
Total Return Swap Contracts(a)	—	249,410	—	249,410
Total Liabilities	$—	$555,401,725	$—	$555,401,725

(a)	Represents unrealized appreciation (depreciation).

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2018.

The following table reconciles the beginning and ending balances of investments measured at fair value using Level 3 inputs:

Investments in Securities, at fair value
Collateralized Debt Obligations
Balance as of January 1, 2018	$377,282
Transfers In	—
Transfers Out	—
Purchases	—
Sales	—
Amortization	—
Net realized gain (loss)	—
Net change in unrealized appreciation	1,696
Balance as of March 31, 2018	$378,978

Net change in unrealized depreciation related to investments still held as of March 31, 2018	$1,696

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended March 31, 2018 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of March 31, 2018.

Investments in Securities, at fair value	Fair Value at March 31, 2018	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Collateralized Debt Obligations	$378,978	Quote from Pricing Service Provider	Indicative Bid	N/A

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 4. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Fund

By:	/s/ Jonathan Pollack
Jonathan Pollack
(Principal Executive Officer)
Chief Executive Officer and President

May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Pollack
Jonathan Pollack
(Principal Executive Officer)
Chief Executive Officer and President

May 30, 2018

By:	/s/ Anthony F. Marone, Jr.
Anthony F. Marone, Jr.
(Principal Financial Officer)
Chief Financial Officer and Treasurer

May 30, 2018